Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment	The following tables present our segment information for the years ended December 31, 2019, 2020 and 2021. As a significant portion of our property and equipment is not allocated to our operating segments and depreciation is not included in our segment measure, we do not report the assets by segment as it would not be meaningful. We do not regularly provide such information to our chief operating decision makers.

	Year Ended December 31, 2019
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€347,094	€305,061	€171,469	€—	€823,624
Subscription revenue	—	—	—	12,152	12,152
Other revenue	—	—	—	2,841	2,841
Total revenue	€347,094	€305,061	€171,469	€14,993	€838,617
Advertising spend	230,291	233,949	152,465	—	616,705
ROAS contribution	€116,803	€71,112	€19,004	€14,993	€221,912
Costs and expenses:
Cost of revenue, including related party, excluding amortization					9,159
Other selling and marketing, including related party (1)					47,450
Technology and content, including related party					69,924
General and administrative, including related party					55,543
Amortization of intangible assets					1,685
Operating income					€38,151
Other income/(expense)
Interest expense					(33)
Other, net					(428)
Total other income/(expense), net					€(461)
Income before income taxes					€37,690
Expense/(benefit) for income taxes					20,982
Income before equity method investment					€16,708
Income from equity method investment					453
Net income					€17,161
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.

	Year Ended December 31, 2020
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€102,899	€89,341	€46,125	€—	€238,365
Subscription revenue	—	—	—	7,657	7,657
Other revenue	—	—	—	2,899	2,899
Total revenue	€102,899	€89,341	€46,125	€10,556	€248,921
Advertising spend	60,784	56,979	32,211	—	149,974
ROAS contribution	€42,115	€32,362	€13,914	€10,556	€98,947
Costs and expenses:
Cost of revenue, including related party, excluding amortization					10,133
Other selling and marketing, including related party (1)					28,281
Technology and content, including related party					64,258
General and administrative, including related party					40,935
Amortization of intangible assets					373
Impairment of goodwill					207,618
Operating loss					€(252,651)
Other income/(expense)
Interest expense					(270)
Other, net					(212)
Total other income/(expense), net					€(482)
Loss before income taxes					€(253,133)
Expense/(benefit) for income taxes					(8,494)
Loss before equity method investment					€(244,639)
Loss from equity method investment					(739)
Net loss					€(245,378)
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.

	Year Ended December 31, 2021
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€163,700	€140,143	€45,599	€—	€349,442
Subscription revenue	—	—	—	3,914	3,914
Other revenue	—	—	—	8,109	8,109
Total revenue	€163,700	€140,143	€45,599	€12,023	€361,465
Advertising spend	106,984	94,096	22,470	—	223,550
ROAS contribution	€56,716	€46,047	€23,129	€12,023	€137,915
Costs and expenses:
Cost of revenue, including related party, excluding amortization					11,500
Other selling and marketing, including related party (1)					25,646
Technology and content, including related party					52,374
General and administrative, including related party					38,208
Amortization of intangible assets					136
Operating income					€10,051
Other income/(expense)
Interest expense					(389)
Other, net					13,628
Total other income/(expense), net					€13,239
Income before income taxes					€23,290
Expense/(benefit) for income taxes					12,586
Income before equity method investment					€10,704
Net income					€10,704
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.

Schedule of revenue from external customers and long-lived assets, by geographical areas
The following table presents revenue by geographic area for the years ended December 31, 2019, 2020 and 2021. Referral revenue was allocated by country using the same methodology as the allocation of segment revenue, while non-referral revenue was allocated either based upon the location of the customer using the service, or using the same methodology as the allocation of segment revenue, depending on the nature of the non-referral revenue stream.

	Year ended December 31,
(in thousands)	2019	2020	2021
Total revenues
United States	€192,526	€57,406	€102,687
Germany	68,491	27,491	42,301
United Kingdom	85,284	26,637	41,389
All other countries (1)	492,316	137,387	175,088
	€838,617	€248,921	€361,465
(1) Includes a portion of Corporate & Eliminations
The following table presents property and equipment, net for Germany and all other countries, as of December 31, 2020 and 2021:

(€ thousands)	Years ended December 31,
	2020	2021
Property and equipment, net:
Germany	€26,289	€15,817
All other countries	393	88
	€26,682	€15,905